Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net (Details) - Schedule of accounts receivable, net [Line Items]
Accounts receivable	$ 3,303,401	$ 2,916,609	$ 1,003,303
Accounts receivable – related parties	3,203,410	2,822,162	908,727
Less: allowance for doubtful accounts	(99,991)	(94,447)	(94,576)
Accounts receivable, net	$ 3,562,898	3,094,708	1,147,619
Related Party [Member]
Accounts Receivable, Net (Details) - Schedule of accounts receivable, net [Line Items]
Accounts receivable – related parties		$ 272,546	$ 238,892